Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2025
Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2026	$(9,029)
2027	(6,354)
2028	(3,624)
2029	(331)
Total	$(19,338)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2024	December 31, 2025
Hires collected in advance	$8,470	$10,276
Charter revenue resulting from varying charter rates	30,988	33,134
Unamortized balance of charters assumed	64	-
Unamortized deferred rent	-	42,378
Total	$39,522	$85,788
Less current portion	(24,902)	(42,627)
Non-current portion	$14,620	$43,161